American Funds Mortgage Fund®
Investment portfolio
May 31, 2021
unaudited
Bonds, notes & other debt instruments 77.58% Mortgage-backed obligations 58.27% Federal agency mortgage-backed obligations 52.03%	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ3602 3.00% 2026[1]	$4	$5
Fannie Mae Pool #AJ0050 3.00% 2026[1]	4	5
Fannie Mae Pool #AL1444 3.00% 2027[1]	5	5
Fannie Mae Pool #AL2286 3.00% 2027[1]	4	4
Fannie Mae Pool #AK3264 3.00% 2027[1]	4	4
Fannie Mae Pool #AL7800 2.50% 2030[1]	787	822
Fannie Mae Pool #BM4299 3.00% 2030[1]	29	30
Fannie Mae Pool #AZ0554 3.50% 2030[1]	69	74
Fannie Mae Pool #AZ4646 3.50% 2030[1]	66	71
Fannie Mae Pool #AY1948 3.50% 2030[1]	57	61
Fannie Mae Pool #AS7323 2.50% 2031[1]	763	804
Fannie Mae Pool #AS8388 2.50% 2031[1]	668	703
Fannie Mae Pool #BD2402 3.00% 2031[1]	254	269
Fannie Mae Pool #FM1162 2.50% 2032[1]	719	756
Fannie Mae Pool #BM1036 2.50% 2032[1]	84	88
Fannie Mae Pool #BM1275 3.00% 2032[1]	593	630
Fannie Mae Pool #BJ5987 3.00% 2032[1]	495	525
Fannie Mae Pool #MA3218 3.00% 2032[1]	20	21
Fannie Mae Pool #MA1640 2.50% 2033[1]	1,471	1,529
Fannie Mae Pool #AB9299 2.50% 2033[1]	165	171
Fannie Mae Pool #BJ4876 3.00% 2033[1]	446	470
Fannie Mae Pool #AU7556 3.00% 2033[1]	360	373
Fannie Mae Pool #BM5111 3.00% 2033[1]	227	242
Fannie Mae Pool #BJ4856 3.00% 2033[1]	137	147
Fannie Mae Pool #BJ4573 3.00% 2033[1]	14	15
Fannie Mae Pool #BM3919 3.00% 2033[1]	14	15
Fannie Mae Pool #BJ9000 3.50% 2033[1]	161	173
Fannie Mae Pool #CA2106 3.50% 2033[1]	29	32
Fannie Mae Pool #695412 5.00% 2033[1]	4	4
Fannie Mae Pool #BO6247 2.50% 2034[1]	7,287	7,645
Fannie Mae Pool #BO7207 2.50% 2034[1]	567	593
Fannie Mae Pool #FM1490 3.50% 2034[1]	1,789	1,922
Fannie Mae Pool #AD3566 5.00% 2035[1]	47	51
Fannie Mae Pool #MA2746 4.00% 2036[1]	3,574	3,907
Fannie Mae Pool #MA2717 4.00% 2036[1]	2,151	2,357
Fannie Mae Pool #AS7224 4.00% 2036[1]	2,025	2,189
Fannie Mae Pool #MA2819 4.00% 2036[1]	1,926	2,100
Fannie Mae Pool #MA2787 4.00% 2036[1]	1,025	1,118
Fannie Mae Pool #MA2630 4.00% 2036[1]	430	470
Fannie Mae Pool #MA3186 4.00% 2037[1]	6,410	6,902
Fannie Mae Pool #MA3099 4.00% 2037[1]	3,071	3,324
Fannie Mae Pool #889101 1.63% 2038[1,2]	626	645
Fannie Mae Pool #964279 2.633% 2038[1,2]	615	625
Fannie Mae Pool #964708 2.765% 2038[1,2]	80	81
Fannie Mae Pool #AC0794 5.00% 2039[1]	200	230
Fannie Mae Pool #931768 5.00% 2039[1]	37	43
American Funds Mortgage Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE7629 2.259% 2040[1,2]	$304	$317
Fannie Mae Pool #AL9335 2.325% 2040[1,2]	23,523	24,947
Fannie Mae Pool #AD1823 5.00% 2040[1]	448	484
Fannie Mae Pool #932606 5.00% 2040[1]	98	112
Fannie Mae Pool #MA4333 2.00% 2041[1]	476	485
Fannie Mae Pool #MA4387 2.00% 2041[1]	431	440
Fannie Mae Pool #MA4364 2.00% 2041[1]	138	140
Fannie Mae Pool #AL0073 2.159% 2041[1,2]	1,744	1,846
Fannie Mae Pool #AE0789 2.166% 2041[1,2]	2,767	2,930
Fannie Mae Pool #AE0844 2.189% 2041[1,2]	2,922	3,096
Fannie Mae Pool #AL9326 2.204% 2041[1,2]	29,148	30,874
Fannie Mae Pool #AL9531 2.244% 2041[1,2]	28,110	29,804
Fannie Mae Pool #AL9327 2.325% 2041[1,2]	22,303	23,647
Fannie Mae Pool #AJ1873 4.00% 2041[1]	215	238
Fannie Mae Pool #AE1248 5.00% 2041[1]	264	301
Fannie Mae Pool #AE1274 5.00% 2041[1]	182	207
Fannie Mae Pool #AE1277 5.00% 2041[1]	121	138
Fannie Mae Pool #AE1283 5.00% 2041[1]	66	74
Fannie Mae Pool #AL9530 2.213% 2042[1,2]	21,157	22,402
Fannie Mae Pool #AL9533 2.221% 2042[1,2]	15,184	16,057
Fannie Mae Pool #AL9532 2.238% 2042[1,2]	32,474	34,328
Fannie Mae Pool #AP7819 2.242% 2042[1,2]	2,433	2,566
Fannie Mae Pool #AL1941 2.257% 2042[1,2]	3,517	3,715
Fannie Mae Pool #AL2000 2.341% 2042[1,2]	3,217	3,398
Fannie Mae Pool #AL2184 2.459% 2042[1,2]	5,706	6,030
Fannie Mae Pool #AP7553 3.00% 2042[1]	5,964	6,340
Fannie Mae Pool #AE1290 5.00% 2042[1]	132	150
Fannie Mae Pool #AU0626 2.275% 2043[1]	174	178
Fannie Mae Pool #AT7470 2.275% 2043[1]	113	116
Fannie Mae Pool #AU8121 2.275% 2043[1]	97	99
Fannie Mae Pool #AU8120 2.275% 2043[1]	77	78
Fannie Mae Pool #AT5898 3.00% 2043[1]	9,521	10,106
Fannie Mae Pool #AT7457 3.025% 2043[1]	190	199
Fannie Mae Pool #AL3829 3.50% 2043[1]	1,763	1,922
Fannie Mae Pool #AT7161 3.50% 2043[1]	725	786
Fannie Mae Pool #AR1512 3.50% 2043[1]	210	229
Fannie Mae Pool #AT3954 3.50% 2043[1]	113	122
Fannie Mae Pool #AT0412 3.50% 2043[1]	108	117
Fannie Mae Pool #AT0300 3.50% 2043[1]	72	77
Fannie Mae Pool #MA1583 4.00% 2043[1]	3,754	4,147
Fannie Mae Pool #AY1829 3.50% 2044[1]	113	121
Fannie Mae Pool #AX8521 3.50% 2044[1]	108	116
Fannie Mae Pool #AW8240 3.50% 2044[1]	31	33
Fannie Mae Pool #BE5017 3.50% 2045[1]	946	1,020
Fannie Mae Pool #BE5009 3.50% 2045[1]	551	590
Fannie Mae Pool #BE8740 3.50% 2047[1]	861	925
Fannie Mae Pool #BD2440 3.50% 2047[1]	591	629
Fannie Mae Pool #BE8742 3.50% 2047[1]	136	147
Fannie Mae Pool #BH2848 3.50% 2047[1]	55	59
Fannie Mae Pool #BH2846 3.50% 2047[1]	54	58
Fannie Mae Pool #BH2847 3.50% 2047[1]	52	56
Fannie Mae Pool #BJ5015 4.00% 2047[1]	1,830	1,990
Fannie Mae Pool #BH3122 4.00% 2047[1]	41	44
Fannie Mae Pool #MA3002 4.50% 2047[1]	1,887	1,999
American Funds Mortgage Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM4488 3.384% 2048[1,2]	$10,316	$10,783
Fannie Mae Pool #BJ4901 3.50% 2048[1]	577	621
Fannie Mae Pool #CA2850 4.00% 2048[1]	2,376	2,612
Fannie Mae Pool #BK6840 4.00% 2048[1]	1,281	1,395
Fannie Mae Pool #BK5232 4.00% 2048[1]	929	1,009
Fannie Mae Pool #BK9743 4.00% 2048[1]	383	419
Fannie Mae Pool #BM2006 4.00% 2048[1]	33	35
Fannie Mae Pool #CA2205 4.50% 2048[1]	8,958	9,649
Fannie Mae Pool #BK9761 4.50% 2048[1]	186	203
Fannie Mae Pool #BN1576 4.50% 2048[1]	127	137
Fannie Mae Pool #CA4867 3.00% 2049[1]	74,642	79,042
Fannie Mae Pool #BO5176 3.00% 2049[1]	5,901	6,274
Fannie Mae Pool #CA4151 3.50% 2049[1]	8,678	9,398
Fannie Mae Pool #FM1062 3.50% 2049[1]	7,536	8,137
Fannie Mae Pool #FM1443 3.50% 2049[1]	5,718	6,118
Fannie Mae Pool #BN6708 3.50% 2049[1]	2,230	2,391
Fannie Mae Pool #BJ8411 3.50% 2049[1]	1,831	1,965
Fannie Mae Pool #BJ8402 3.543% 2049[1,2]	2,031	2,119
Fannie Mae Pool #CA5496 3.00% 2050[1]	67,506	71,928
Fannie Mae Pool #CA5539 3.00% 2050[1]	22,520	23,870
Fannie Mae Pool #CA5536 3.00% 2050[1]	15,265	16,226
Fannie Mae Pool #CA5540 3.00% 2050[1]	7,866	8,341
Fannie Mae Pool #CA5338 3.00% 2050[1]	3,812	3,994
Fannie Mae Pool #FM2664 3.50% 2050[1]	7,846	8,494
Fannie Mae Pool #FM3834 4.50% 2050[1]	30,321	32,801
Fannie Mae Pool #CB0041 3.00% 2051[1]	7,090	7,603
Fannie Mae Pool #AS0745 3.50% 2053[1]	1,045	1,085
Fannie Mae Pool #BF0379 3.50% 2059[1]	5,391	5,878
Fannie Mae Pool #BF0497 3.00% 2060[1]	2,409	2,567
Fannie Mae Pool #BF0481 3.50% 2060[1]	3,614	3,942
Fannie Mae Pool #BF0480 3.50% 2060[1]	2,075	2,275
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,2]	79	79
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[1]	178	181
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	395	398
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	94	95
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]	600	612
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]	69	70
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.414% 2023[1,2]	455	467
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[1,2]	428	447
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[1,2]	553	582
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.621% 2024[1,2]	475	503
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[1]	127	129
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[1]	135	137
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]	84	87
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]	472	488
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]	700	724
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]	296	306
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[1]	326	337
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]	321	334
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[1,2]	172	176
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[1]	465	489
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[1]	438	456
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[1,3]	456	483
Freddie Mac Pool #ZK2925 3.00% 2026[1]	4	5
American Funds Mortgage Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK3788 3.00% 2026[1]	$2	$2
Freddie Mac Pool #ZK3935 3.00% 2027[1]	4	5
Freddie Mac Pool #ZK3848 3.00% 2027[1]	3	3
Freddie Mac Pool #ZK7590 3.00% 2029[1]	10	10
Freddie Mac Pool #ZT1332 3.00% 2030[1]	1,912	2,020
Freddie Mac Pool #ZK8180 2.50% 2031[1]	886	932
Freddie Mac Pool #G16634 3.00% 2031[1]	2,872	3,052
Freddie Mac Pool #C91593 2.50% 2032[1]	48	50
Freddie Mac Pool #ZS8675 2.50% 2032[1]	13	14
Freddie Mac Pool #C91720 2.50% 2033[1]	85	88
Freddie Mac Pool #ZS8087 2.50% 2033[1]	39	41
Freddie Mac Pool #V61960 3.00% 2033[1]	1,486	1,574
Freddie Mac Pool #ZS8710 3.00% 2033[1]	2	3
Freddie Mac Pool #QN1197 2.50% 2034[1]	6,729	7,061
Freddie Mac Pool #SB8041 3.00% 2035[1]	1	1
Freddie Mac Pool #C91899 4.00% 2036[1]	809	873
Freddie Mac Pool #K93558 4.00% 2036[1]	793	864
Freddie Mac Pool #C91877 4.00% 2036[1]	636	694
Freddie Mac Pool #G03699 6.00% 2038[1]	75	89
Freddie Mac Pool #840222 2.391% 2040[1,2]	6,697	7,114
Freddie Mac Pool #RB5118 2.00% 2041[1]	1,469	1,500
Freddie Mac Pool #Q05343 4.00% 2041[1]	336	361
Freddie Mac Pool #Q18236 3.50% 2043[1]	791	860
Freddie Mac Pool #Q19133 3.50% 2043[1]	240	261
Freddie Mac Pool #Q17696 3.50% 2043[1]	239	260
Freddie Mac Pool #Q15874 4.00% 2043[1]	51	55
Freddie Mac Pool #Q28558 3.50% 2044[1]	2,020	2,174
Freddie Mac Pool #760014 3.005% 2045[1,2]	4,740	4,964
Freddie Mac Pool #760012 3.123% 2045[1,2]	872	914
Freddie Mac Pool #760013 3.18% 2045[1,2]	573	601
Freddie Mac Pool #T65389 3.50% 2046[1]	109	114
Freddie Mac Pool #Q40896 4.50% 2046[1]	925	1,012
Freddie Mac Pool #760015 2.691% 2047[1,2]	1,756	1,837
Freddie Mac Pool #Q52069 3.50% 2047[1]	1,346	1,446
Freddie Mac Pool #Q51622 3.50% 2047[1]	947	1,016
Freddie Mac Pool #Q47615 3.50% 2047[1]	832	886
Freddie Mac Pool #T65448 4.00% 2047[1]	1,461	1,533
Freddie Mac Pool #Q55056 3.50% 2048[1]	1,127	1,202
Freddie Mac Pool #Q54709 3.50% 2048[1]	902	969
Freddie Mac Pool #Q54701 3.50% 2048[1]	896	963
Freddie Mac Pool #Q54782 3.50% 2048[1]	753	808
Freddie Mac Pool #Q54700 3.50% 2048[1]	741	798
Freddie Mac Pool #Q56590 3.50% 2048[1]	420	450
Freddie Mac Pool #Q56591 3.50% 2048[1]	388	415
Freddie Mac Pool #Q54781 3.50% 2048[1]	378	407
Freddie Mac Pool #Q55060 3.50% 2048[1]	374	399
Freddie Mac Pool #Q54831 3.50% 2048[1]	254	274
Freddie Mac Pool #Q56589 3.50% 2048[1]	202	217
Freddie Mac Pool #Q54699 3.50% 2048[1]	183	197
Freddie Mac Pool #Q54698 3.50% 2048[1]	160	172
Freddie Mac Pool #G67711 4.00% 2048[1]	10,549	11,549
Freddie Mac Pool #Q56599 4.00% 2048[1]	1,468	1,604
Freddie Mac Pool #Q56175 4.00% 2048[1]	1,057	1,155
Freddie Mac Pool #Q55971 4.00% 2048[1]	994	1,088
American Funds Mortgage Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55970 4.00% 2048[1]	$434	$474
Freddie Mac Pool #Q56576 4.00% 2048[1]	395	425
Freddie Mac Pool #Q58411 4.50% 2048[1]	2,307	2,543
Freddie Mac Pool #Q58436 4.50% 2048[1]	994	1,100
Freddie Mac Pool #Q58378 4.50% 2048[1]	773	842
Freddie Mac Pool #Q57242 4.50% 2048[1]	684	751
Freddie Mac Pool #Q55469 5.00% 2048[1]	1,784	1,969
Freddie Mac Pool #RA1339 3.00% 2049[1]	25,374	26,749
Freddie Mac Pool #QA4673 3.00% 2049[1]	8,325	8,866
Freddie Mac Pool #SD7503 3.50% 2049[1]	52,206	55,746
Freddie Mac Pool #RA1580 3.50% 2049[1]	6,198	6,719
Freddie Mac Pool #RA1463 3.50% 2049[1]	6,006	6,510
Freddie Mac Pool #QA0284 3.50% 2049[1]	3,547	3,817
Freddie Mac Pool #QA2748 3.50% 2049[1]	853	918
Freddie Mac Pool #RA2596 2.50% 2050[1]	1,337	1,394
Freddie Mac Pool #RA2319 3.00% 2050[1]	6,394	6,700
Freddie Mac Pool #SD0187 3.00% 2050[1]	4,304	4,584
Freddie Mac Pool #RA1996 3.50% 2050[1]	20,242	21,404
Freddie Mac Pool #SD8053 4.50% 2050[1]	4,454	4,813
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	389	398
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	2,400	2,535
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	2,500	2,740
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	3,050	3,560
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	2,400	2,806
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	2,500	2,947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	13,606	14,394
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	7,899	8,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	6,499	6,907
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	6,487	6,868
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,2]	15,218	16,283
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,545	2,732
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	13,514	14,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	79,595	84,878
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	50,350	54,393
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	28,369	31,138
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,864	3,069
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,025	2,205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,899	3,119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	1,888	2,066
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,556	1,707
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	1,013	1,112
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	997	1,071
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	31,969	33,847
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	64,578	67,856
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	15,207	15,894
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	55,379	58,387
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	94,217	99,302
Government National Mortgage Assn. 3.75% 2034[1]	869	937
Government National Mortgage Assn. 4.25% 2034[1]	847	939
Government National Mortgage Assn. 3.25% 2035[1]	2,195	2,328
Government National Mortgage Assn. 3.25% 2035[1]	1,477	1,566
Government National Mortgage Assn. 3.25% 2035[1]	1,211	1,284
Government National Mortgage Assn. 3.25% 2035[1]	1,032	1,084
Government National Mortgage Assn. 3.25% 2040[1]	973	1,030
American Funds Mortgage Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.25% 2040[1]	$699	$739
Government National Mortgage Assn. 3.25% 2040[1]	485	513
Government National Mortgage Assn. 5.00% 2040[1]	55	60
Government National Mortgage Assn. 5.00% 2041[1]	1,689	1,850
Government National Mortgage Assn. 2.75% 2042[1]	469	490
Government National Mortgage Assn. 2.75% 2042[1]	361	376
Government National Mortgage Assn. 2.75% 2042[1]	227	235
Government National Mortgage Assn. 2.75% 2042[1]	209	217
Government National Mortgage Assn. 2.75% 2042[1]	206	214
Government National Mortgage Assn. 3.50% 2042[1]	484	518
Government National Mortgage Assn. 3.50% 2043[1]	844	902
Government National Mortgage Assn. 3.50% 2043[1]	520	550
Government National Mortgage Assn. 4.00% 2043[1]	587	621
Government National Mortgage Assn. 3.75% 2044[1]	1,245	1,385
Government National Mortgage Assn. 4.25% 2044[1]	629	705
Government National Mortgage Assn. 2.00% 2051[1,4]	321,104	326,517
Government National Mortgage Assn. 2.00% 2051[1,4]	10,473	10,631
Government National Mortgage Assn. 2.50% 2051[1,4]	154,592	159,791
Government National Mortgage Assn. 2.50% 2051[1,4]	46,063	47,704
Government National Mortgage Assn. 3.00% 2051[1,4]	82,101	85,627
Government National Mortgage Assn. 3.50% 2051[1,4]	7,779	8,171
Government National Mortgage Assn. Pool #778208 4.00% 2032[1]	569	615
Government National Mortgage Assn. Pool #778205 4.00% 2032[1]	412	445
Government National Mortgage Assn. Pool #796771 6.50% 2032[1]	560	648
Government National Mortgage Assn. Pool #AC2887 5.00% 2035[1]	274	300
Government National Mortgage Assn. Pool #AA7288 3.75% 2037[1]	378	404
Government National Mortgage Assn. Pool #773549 6.50% 2038[1]	144	154
Government National Mortgage Assn. Pool #AA4803 6.50% 2038[1]	52	60
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,431	1,643
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	1,651	1,915
Government National Mortgage Assn. Pool #MA0273 4.00% 2041[1]	739	763
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	800	873
Government National Mortgage Assn. Pool #AC2904 4.50% 2041[1]	704	768
Government National Mortgage Assn. Pool #MA0310 4.50% 2041[1]	463	496
Government National Mortgage Assn. Pool #AB3621 4.50% 2041[1]	263	283
Government National Mortgage Assn. Pool #MA0274 4.50% 2041[1]	213	229
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,295	1,454
Government National Mortgage Assn. Pool #005158 5.00% 2041[1]	642	703
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	77	86
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	368	392
Government National Mortgage Assn. Pool #770241 4.00% 2042[1]	495	542
Government National Mortgage Assn. Pool #770242 4.00% 2042[1]	494	541
Government National Mortgage Assn. Pool #AC2872 4.00% 2042[1]	331	355
Government National Mortgage Assn. Pool #AB2159 4.50% 2042[1]	872	947
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	1,868	1,958
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	49,776	53,534
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[1]	202	216
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[1]	191	205
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[1]	168	180
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	76	82
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	22,879	24,574
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	7,641	8,209
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	6,460	6,921
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	751	805
American Funds Mortgage Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	$33	$35
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1]	104,114	109,492
Government National Mortgage Assn. Pool #773441 5.116% 2062[1]	3	4
Government National Mortgage Assn. Pool #AG8235 5.222% 2064[1]	2	2
Government National Mortgage Assn. Pool #AI2366 4.325% 2065[1]	19	20
Government National Mortgage Assn. Pool #AQ8290 4.853% 2066[1]	7	8
Government National Mortgage Assn. Pool #AQ8292 5.138% 2066[1]	5	5
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,2]	8	8
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.567% 2066[1,2]	60,210	1,001
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	17,284	17,495
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	2,550	2,578
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	804,366	828,811
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	209,879	216,839
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	1,500	1,548
Uniform Mortgage-Backed Security 2.50% 2036[1,4]	12,436	12,983
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	327,819	329,669
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	286,367	288,609
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	71,385	73,751
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	13,789	14,214
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	80,241	83,662
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	39,710	41,425
Uniform Mortgage-Backed Security 3.50% 2051[1,4]	220,601	232,850
Uniform Mortgage-Backed Security 4.00% 2051[1,4]	26,446	28,272
Uniform Mortgage-Backed Security 4.00% 2051[1,4]	9,267	9,899
Uniform Mortgage-Backed Security 4.50% 2051[1,4]	70,954	76,567
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	449	449
		4,528,771
Collateralized mortgage-backed obligations (privately originated) 6.04%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,3]	2,024	2,031
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,3]	149	153
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,3]	3,521	3,538
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,2,3]	15,737	15,769
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,2,3]	24,032	24,252
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,2,3]	12,430	12,565
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 2035[1,3]	5,000	5,197
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,3]	2,988	3,136
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,2,3]	17,618	17,976
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,2,3]	10,414	10,491
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,3]	6,206	6,336
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,3]	5,551	5,666
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,2,3]	5,482	5,499
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,2,3]	22,507	22,552
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,2,3]	15,590	15,655
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,2,3]	19,416	19,490
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.86% 2055[1,2,3]	31,611	31,652
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,3]	607	625
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.095% 2023[1,2,3]	10,019	10,191
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,2,3]	40,000	40,039
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[1,2,3,5]	24,000	24,000
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.81% 2022[1,2,3]	41,000	41,032
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,2,3]	6,157	6,175
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,3]	4,443	4,456
American Funds Mortgage Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,2,3]	$26,674	$26,799
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,2,3]	4,530	4,643
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,2,3]	19,210	19,258
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,2,3]	889	892
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,3]	17,487	17,518
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.756% 2054[1,2,3]	100,000	100,164
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,2,3]	11,100	11,111
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,3]	826	836
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,3]	1,417	1,444
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,2,3]	882	882
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,3]	3,291	3,387
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,3]	2,944	3,009
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,3]	2,153	2,225
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,3]	4,080	4,247
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,3]	1,256	1,300
		526,191
Commercial mortgage-backed securities 0.20%
Bank of America Merrill Lynch Large Loan, Inc., Series 2012-PARK, Class A, 2.959% 2030[1,3]	10,663	11,034
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[1,2,3]	6,615	6,630
		17,664
Total mortgage-backed obligations		5,072,626
U.S. Treasury bonds & notes 16.69% U.S. Treasury 13.33%
U.S. Treasury 0.125% 2022	56,972	56,996
U.S. Treasury 0.125% 2022	20,746	20,758
U.S. Treasury 0.125% 2022	10,126	10,130
U.S. Treasury 0.125% 2023	33,376	33,374
U.S. Treasury 0.125% 2023	18,000	17,997
U.S. Treasury 0.50% 2026	35,287	34,900
U.S. Treasury 0.75% 2026	185,671	185,632
U.S. Treasury 0.75% 2026	20,000	19,981
U.S. Treasury 0.625% 2027	31,500	30,418
U.S. Treasury 0.75% 2028	13,208	12,841
U.S. Treasury 1.125% 2028	48,750	48,536
U.S. Treasury 1.25% 2028	165,000	165,378
U.S. Treasury 0.875% 2030	27,333	25,710
U.S. Treasury 1.125% 2031	37,101	35,599
U.S. Treasury 1.375% 2040	15,668	13,641
U.S. Treasury 1.875% 2041	43,408	41,253
U.S. Treasury 3.125% 2048	7,000	8,239
U.S. Treasury 3.375% 2048	406	501
U.S. Treasury 1.25% 2050[6]	130,700	101,853
U.S. Treasury 1.375% 2050[6]	170,100	136,939
U.S. Treasury 1.625% 2050[6]	171,000	146,876
U.S. Treasury 1.875% 2051	13,624	12,447
		1,159,999
American Funds Mortgage Fund — Page 8 of 15

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 3.36%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	$29,810	$31,302
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	45,517	48,786
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	14,944	15,906
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	101,729	111,792
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	580	863
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	35,528	42,456
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	31,992	41,602
		292,707
Total U.S. Treasury bonds & notes		1,452,706
Asset-backed obligations 2.25%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[1,2,3]	5,690	5,690
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[1,2,3]	1,523	1,523
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[1,2,3]	3,215	3,215
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[1,2,3]	3,740	3,740
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,3]	2,066	2,072
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	5,855	5,866
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[1,2,3]	4,738	4,738
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,3]	14,879	15,186
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,3]	2,423	2,451
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,3]	20,085	20,298
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,3]	117	118
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[1,3]	454	455
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,3]	6,825	6,847
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[1]	1,562	1,567
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[1,3]	1,676	1,682
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[1,2,3]	5,852	5,852
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,2,3]	2,868	2,868
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[1,3]	1,336	1,338
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,3]	877	877
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,2,3]	3,681	3,681
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[1,2,3]	5,075	5,075
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[1,2,3]	4,655	4,655
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,3]	5,565	5,574
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,3]	6,897	6,921
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,3]	12,952	12,996
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,3]	14,885	14,969
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[1,2,3]	1,608	1,608
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,3]	15,405	15,595
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,2,3]	6,035	6,092
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[1,2,3]	2,227	2,229
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[1,2,3]	1,183	1,184
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[1,2,3]	2,421	2,421
Palmer Square, Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.182% 2029[1,2,3]	7,850	7,850
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,2,3]	4,231	4,231
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[1]	158	158
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,3]	2,983	2,961
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[1,2,3]	2,962	2,962
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[1,2,3]	5,060	5,063
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[1,2,3]	3,055	3,055
		195,663
American Funds Mortgage Fund — Page 9 of 15

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.22%		Principal amount (000)	Value (000)
Asian Development Bank 1.00% 2026		$8,879	$8,944
Canada 0.75% 2026		7,000	6,974
European Investment Bank 0.625% 2027		896	865
KfW 0.375% 2025		2,301	2,277
			19,060
Federal agency bonds & notes 0.11%
Fannie Mae 0.625% 2025		1,550	1,556
Fannie Mae 0.75% 2027		2,330	2,270
Fannie Mae 0.875% 2030		3,984	3,739
Freddie Mac 0.375% 2025		1,769	1,754
			9,319
Corporate bonds, notes & loans 0.04% Communication services 0.04%
SBA Tower Trust 1.631% 2026[3]		3,741	3,769
Total bonds, notes & other debt instruments (cost: $6,754,458,000)			6,753,143
Short-term securities 55.27% Federal agency bills & notes 26.26% Discount bills & notes 26.21%	Weighted average yield at acquisition
Federal Farm Credit Banks 6/10/2021	0.010%	7,000	7,000
Federal Farm Credit Banks 6/14/2021	0.010	7,000	7,000
Federal Farm Credit Banks 6/17/2021	0.010	10,700	10,700
Federal Farm Credit Banks 6/22/2021	0.010	2,200	2,200
Federal Farm Credit Banks 7/29/2021	0.020	25,000	24,998
Federal Farm Credit Banks 9/10/2021	0.010	25,000	24,996
Federal Farm Credit Banks 9/13/2021	0.030	10,000	9,998
Federal Farm Credit Banks 9/15/2021	0.030	17,000	16,997
Federal Farm Credit Banks 9/17/2021	0.030	12,000	11,998
Federal Farm Credit Banks 2/25/2022	0.060	55,000	54,967
Federal Farm Credit Banks 3/11/2022	0.060	27,000	26,983
Federal Home Loan Bank 6/2/2021	0.042	75,000	75,000
Federal Home Loan Bank 6/4/2021	0.010	23,000	23,000
Federal Home Loan Bank 6/9/2021	0.025	100,000	100,000
Federal Home Loan Bank 6/11/2021	0.020	25,000	25,000
Federal Home Loan Bank 6/16/2021	0.021	175,000	175,001
Federal Home Loan Bank 6/18/2021	0.015	125,000	124,999
Federal Home Loan Bank 6/23/2021	0.014	40,000	40,000
Federal Home Loan Bank 6/25/2021	0.015	75,000	74,999
Federal Home Loan Bank 7/7/2021	0.019	214,700	214,694
Federal Home Loan Bank 7/9/2021	0.018	164,500	164,495
Federal Home Loan Bank 7/14/2021	0.017	75,000	74,997
Federal Home Loan Bank 7/16/2021	0.018	24,200	24,199
Federal Home Loan Bank 7/21/2021	0.025	27,800	27,799
Federal Home Loan Bank 7/23/2021	0.019	44,800	44,798
Federal Home Loan Bank 7/28/2021	0.015	25,000	24,999
Federal Home Loan Bank 7/30/2021	0.009	120,000	119,993
Federal Home Loan Bank 8/4/2021	0.015	32,000	31,998
Federal Home Loan Bank 8/6/2021	0.014	96,900	96,894
Federal Home Loan Bank 8/11/2021	0.013	163,600	163,588
Federal Home Loan Bank 8/13/2021	0.032	157,500	157,488
Federal Home Loan Bank 8/16/2021	0.015	75,000	74,994
American Funds Mortgage Fund — Page 10 of 15

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Short-term securities (continued) Federal agency bills & notes (continued) Discount bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 8/18/2021	0.005%	$54,500	$54,496
Federal Home Loan Bank 8/25/2021	0.010	50,000	49,995
Federal Home Loan Bank 8/27/2021	0.008	50,000	49,995
Federal Home Loan Bank 9/2/2021	0.014	70,000	69,993
			2,281,251
Interest bearing bills & notes 0.05%	Coupon rate
Tennessee Valley Authority 6/16/2021	0.005	4,900	4,900
Total federal agency bills & notes			2,286,151
U.S. Treasury bills 19.62%	Weighted average yield at acquisition
U.S. Treasury 6/1/2021	0.041	75,000	75,000
U.S. Treasury 6/3/2021	0.032	30,500	30,500
U.S. Treasury 6/8/2021	0.072	50,000	50,000
U.S. Treasury 6/10/2021	0.036	230,000	230,000
U.S. Treasury 6/17/2021	0.031	136,500	136,500
U.S. Treasury 6/24/2021	0.018	52,900	52,900
U.S. Treasury 7/22/2021	0.086	75,000	74,999
U.S. Treasury 8/5/2021	0.059	100,000	99,997
U.S. Treasury 8/12/2021	0.012	200,000	199,995
U.S. Treasury 8/31/2021	0.020	22,400	22,400
U.S. Treasury 9/2/2021	0.017	116,900	116,895
U.S. Treasury 9/21/2021	0.016	108,500	108,500
U.S. Treasury 9/23/2021	0.015	136,800	136,794
U.S. Treasury 10/14/2021	0.017	105,400	105,393
U.S. Treasury 11/4/2021	0.018	68,400	68,393
U.S. Treasury 11/12/2021	0.015	105,700	105,689
U.S. Treasury 11/18/2021	0.017	94,300	94,289
			1,708,244
Commercial paper 9.39%
Alphabet Inc. 6/3/2021[3]	0.030	75,000	75,000
Alphabet Inc. 6/16/2021[3]	0.020	36,600	36,599
Apple Inc. 6/15/2021[3]	0.010	50,000	49,999
Apple Inc. 6/17/2021[3]	0.020	25,000	25,000
Apple Inc. 7/7/2021[3]	0.050	22,955	22,954
Bofa Securities, Inc. 9/17/2021[3]	0.120	28,800	28,787
CAFCO, LLC 8/9/2021[3]	0.120	30,000	29,995
Chariot Funding, LLC 6/1/2021[3]	0.160	25,000	25,000
Chariot Funding, LLC 6/2/2021[3]	0.120	25,000	25,000
Chariot Funding, LLC 6/14/2021[3]	0.130	16,300	16,299
Chariot Funding, LLC 6/18/2021[3]	0.130	50,000	49,998
Chariot Funding, LLC 7/19/2021[3]	0.140	25,000	24,997
CHARTA LLC 8/9/2021[3]	0.110	25,000	24,996
Chevron Corp. 7/6/2021[3]	0.040	25,000	24,999
Chevron Corp. 7/27/2021[3]	0.040	25,000	24,998
CRC Funding, LLC 6/1/2021[3]	0.120	15,000	15,000
Eli Lilly and Co. 6/2/2021[3]	0.080	2,700	2,700
ExxonMobil Corp. 6/3/2021	0.035	39,600	39,600
ExxonMobil Corp. 7/22/2021	0.060	101,500	101,493
Johnson & Johnson 6/4/2021[3]	0.110	30,000	30,000
Merck & Co. Inc. 6/1/2021[3]	0.050	25,000	25,000
American Funds Mortgage Fund — Page 11 of 15

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Merck & Co. Inc. 6/2/2021[3]	0.039%	$50,000	$50,000
Procter & Gamble Co. 7/12/2021[3]	0.060	4,500	4,500
Procter & Gamble Co. 7/15/2021[3]	0.060	14,000	13,999
Procter & Gamble Co. 7/22/2021[3]	0.060	50,000	49,997
			816,910
Total short-term securities (cost: $4,811,343,000)			4,811,305
Total investment securities 132.85% (cost: $11,565,801,000)			11,564,448
Other assets less liabilities (32.85)%			(2,859,705)
Net assets 100.00%			$8,704,743
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 5/31/2021[9] (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	71	October 2021	$14,200	$15,672	$3
5 Year U.S. Treasury Note Futures	Long	815	October 2021	81,500	100,939	10
10 Year U.S. Treasury Note Futures	Long	1,486	September 2021	148,600	196,059	(260)
10 Year Ultra U.S. Treasury Note Futures	Short	2,228	September 2021	(222,800)	(322,955)	182
						$(65)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$600,000	$2,790	$374	$2,416
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(8,820)	(18)	(8,802)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(1,472)	(3)	(1,469)
3-month USD-LIBOR	0.81%	7/28/2045	161,600	37,649	(100)	37,749
3-month USD-LIBOR	0.811%	7/27/2050	65,300	17,796	(2)	17,798
					$251	$47,692
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,411,996,000, which represented 16.22% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $24,000,000, which represented .28% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $33,686,000, which represented .39% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
American Funds Mortgage Fund — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,437,342,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $1,567,451,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
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unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$5,072,626	$—	$5,072,626
U.S. Treasury bonds & notes	—	1,452,706	—	1,452,706
Asset-backed obligations	—	195,663	—	195,663
Bonds & notes of governments & government agencies outside the U.S.	—	19,060	—	19,060
Federal agency bonds & notes	—	9,319	—	9,319
Corporate bonds, notes & loans	—	3,769	—	3,769
Short-term securities	—	4,811,305	—	4,811,305
Total	$—	$11,564,448	$—	$11,564,448
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$195	$—	$—	$195
Unrealized appreciation on interest rate swaps	—	57,963	—	57,963
Liabilities:
Unrealized depreciation on futures contracts	(260)	—	—	(260)
Unrealized depreciation on interest rate swaps	—	(10,271)	—	(10,271)
Total	$(65)	$47,692	$—	$47,627
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
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unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-042-0721O-S85316	American Funds Mortgage Fund — Page 15 of 15